Intangible Assets, Net - Schedule of Movement of Intangible Assets (Details) - USD ($)		12 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Gross Carrying Amount [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year		$ 44,733,835	$ 6,918,572
Additions	[1]	33,171,338	37,540,792
Disposal
Foreign exchange translation		(227,769)	274,471
Balance at end of the year		77,677,404	44,733,835
Accumulated Amortization [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year		5,937,573	412,780
Additions	[1]	11,921,079	5,365,220
Disposal
Foreign exchange translation		68,933	159,573
Balance at end of the year		$ 17,927,585	$ 5,937,573

[1]	Additions are all acquired from third-party suppliers in the current year.